UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06400

The Advisors’ Inner Circle Fund

(Exact name of registrant as specified in charter)

101 Federal Street

Boston, MA 02110

(Address of principal executive offices) (Zip code)

SEI Corporation

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: April 30, 2014

Date of reporting period: January 31, 2014

Item 1.	Schedule of Investments

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR OPPORTUNITY FUND
JANUARY 31, 2014 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 97.1%
	Shares	Value
AEROSPACE/DEFENSE EQUIPMENT — 2.8%
Honeywell International	250,000	$22,807,500

AUTOMOBILES — 3.5%
Ford Motor	1,888,000	28,244,480

BANKS — 5.2%
BB&T	535,000	20,014,350
Regions Financial	2,200,000	22,374,000

		42,388,350

CHEMICALS — 2.7%
Dow Chemical	475,000	21,617,250

CONSTRUCTION & ENGINEERING — 2.4%
KBR	625,000	19,562,500

CONSUMER FINANCE — 2.5%
Capital One Financial	285,000	20,123,850

ENERGY EQUIPMENT & SERVICES — 7.5%
Halliburton	425,000	20,829,250
National Oilwell Varco	275,000	20,627,750
Superior Energy Services	825,000	19,503,000

		60,960,000

FOOD & STAPLES RETAILING — 2.5%
CVS Caremark	300,000	20,316,000

FOOD PRODUCTS — 2.5%
ConAgra Foods	650,000	20,663,500

HEALTH CARE EQUIPMENT & SUPPLIES — 6.4%
Abbott Laboratories	825,000	30,244,500
Baxter International	315,000	21,514,500

		51,759,000

HEALTH CARE PROVIDER & SERVICES — 5.2%
Aetna	285,000	19,474,050
Express Scripts Holding*	300,000	22,407,000

		41,881,050

HOTELS & LODGING — 2.6%
Hilton Worldwide Holdings*	965,000	20,892,250

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR OPPORTUNITY FUND
JANUARY 31, 2014 (Unaudited)

COMMON STOCK — continued
	Shares	Value
HOTELS RESTAURANTS & LEISURE — 2.5%
Carnival, Cl A	525,000	$20,574,750

HOUSEHOLD PRODUCTS — 2.5%
Procter & Gamble	260,000	19,921,200

INSURANCE — 7.5%
ACE Ltd.	225,000	21,107,250
MetLife	390,000	19,129,500
Willis Group Holdings	475,000	20,453,500

		60,690,250

INTERNET SOFTWARE & SERVICES — 2.8%
Google, Cl A*	19,000	22,438,430

IT SERVICES — 4.9%
Amdocs	550,000	23,793,000
Vantiv, Cl A*	540,000	16,383,600

		40,176,600

MACHINERY — 2.4%
Stanley Black & Decker	250,000	19,350,000

MEDIA — 2.7%
Comcast, Cl A	400,000	21,780,000

MULTI-LINE RETAIL — 3.2%
Target	460,000	26,054,400

OIL, GAS & CONSUMABLE FUELS — 6.8%
Anadarko Petroleum	340,000	27,434,600
Valero Energy	550,000	28,105,000

		55,539,600

PHARMACEUTICALS — 6.4%
Merck	565,000	29,928,050
Novartis ADR	275,000	21,744,250

		51,672,300

SOFTWARE — 6.0%
Activision Blizzard	1,225,000	20,984,250
Symantec	1,300,000	27,833,000

		48,817,250

TECHNOLOGY HARDWARE STORAGE & PERIPHERALS — 3.6%
EMC	1,200,000	29,088,000

TOTAL COMMON STOCK (Cost $615,416,711)		787,318,510

SHORT-TERM INVESTMENT (A) — 2.4%
SEI Daily Income Trust Government Fund, Cl A, 0.020% (Cost $19,894,041)	19,894,041	19,894,041

TOTAL INVESTMENTS — 99.5% (Cost $635,310,752)†		$807,212,551

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR OPPORTUNITY FUND
JANUARY 31, 2014 (Unaudited)

Percentages are based on Net Assets of $811,179,001.

* Non-income producing security.

(A) The rate reported is the 7-day effective yield as of January 31, 2014.

ADR — American Depositary Receipt

Cl — Class

Ltd. — Limited

As of January 31, 2014, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended January 31, 2014, there were no transfers between Level 1 and Level 2 assets and liabilities. For the period ended January 31, 2014, there were no Level 3 securities.

†	At January 31, 2014, the tax basis cost of the Fund’s investments was $635,310,752, and the unrealized appreciation and depreciation were $181,074,292 and $(9,172,493), respectively.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

CMB-QH-007-1300

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR INTERNATIONAL
EQUITY FUND
JANUARY 31, 2014 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 88.2%
	Shares	Value
CANADA — 1.8%
Suncor Energy	96,050	$3,153,321

FRANCE — 12.7%
Accor	68,400	3,263,929
AXA	117,400	3,087,224
Capital Gemini	46,260	3,154,743
Ipsen	76,300	3,202,575
LVMH Moet Hennessy Louis Vuitton	18,810	3,352,134
Technip	36,590	3,120,961
Unibail-Rodamco	10,900	2,626,737

		21,808,303

GERMANY — 8.2%
Daimler	55,620	4,660,127
Deutsche Boerse	40,640	3,128,810
GEA Group	68,920	3,232,977
SAP ADR	41,580	3,177,544

		14,199,458

ISRAEL — 1.9%
Check Point Software Technologies*	48,900	3,199,527

JAPAN — 28.8%
Aisin Seiki	83,200	3,120,459
Asahi Kasei	415,000	3,194,342
Hitachi	415,000	3,222,827
Kao ADR	101,970	3,234,488
Komatsu	164,700	3,468,898
Mitsubishi Estate	119,000	2,969,603
Mitsui	231,600	3,145,227
Nippon Telegraph & Telephone ADR	178,180	4,803,733
Otsuka Holdings	106,000	3,269,854
Secom	57,900	3,309,869
Seven & I Holdings	80,500	3,237,839
Sony Financial Holdings	185,300	3,050,632
Sumitomo Mitsui Financial Group ADR	319,960	2,982,027
Suntory Beverage & Food	101,300	3,332,466
Toray Industries	491,000	3,259,372

		49,601,636

MEXICO — 1.9%
America Movil ADR, Ser L	155,930	3,315,072

NETHERLANDS — 9.1%
Airbus Group	41,100	2,915,920
Heineken	50,730	3,096,313
Koninklijke DSM	47,720	3,161,641
Koninklijke KPN	907,190	3,392,451
Koninklijke Philips	86,900	3,028,152

		15,594,477

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR INTERNATIONAL
EQUITY FUND
JANUARY 31, 2014 (Unaudited)

COMMON STOCK — continued
	Shares	Value
SINGAPORE — 1.8%
DBS Group Holdings Ltd.	243,700	$3,143,686

SPAIN — 3.6%
Banco Bilbao Vizcaya Argentaria ADR	258,120	3,074,209
Repsol ADR	131,190	3,063,287

		6,137,496

SWITZERLAND — 5.7%
Julius Baer Group	66,640	3,241,309
Novartis ADR	40,750	3,222,103
Roche Holding	12,060	3,319,779

		9,783,191

TAIWAN — 1.8%
Taiwan Semiconductor Manufacturing ADR	183,580	3,106,174

UNITED KINGDOM — 9.1%
BAE Systems	470,000	3,314,439
Barclays	713,320	3,194,513
ICAP	460,610	2,925,746
Vodafone Group ADR	83,990	3,112,669
WPP	148,240	3,111,071

		15,658,438

UNITED STATES — 1.8%
Schlumberger Ltd.	36,070	3,158,650

TOTAL COMMON STOCK (Cost $144,656,787)		151,859,429

PREFERRED STOCK — 1.7%
GERMANY — 1.7%
Porsche Automobil Holding (Cost $2,650,904)	30,770	3,012,932

SHORT-TERM INVESTMENT (A) — 11.1%
SEI Daily Income Trust Government Fund, Cl A, 0.020% (Cost $19,133,655)	19,133,655	19,133,655

TOTAL INVESTMENTS — 101.0% (Cost $166,441,346)@		$174,006,016

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR INTERNATIONAL
EQUITY FUND
JANUARY 31, 2014 (Unaudited)

Percentages are based on Net Assets of $172,274,704.

* Non-income producing security.

(A) The rate reported is the 7-day effective yield as of January 31, 2014.

ADR — American Depositary Receipt

Cl — Class

Ltd. — Limited

Ser — Series

Investments in Securities	Level 1	Level 2†	Level 3	Total
Common Stock
Canada	$3,153,321	$—	$—	$3,153,321
France	21,808,303	—	—	21,808,303
Germany	14,199,458	—	—	14,199,458
Israel	3,199,527	—	—	3,199,527
Japan	49,601,636	—	—	49,601,636
Mexico	3,315,072	—	—	3,315,072
Netherlands	15,594,477	—	—	15,594,477
Singapore	—	3,143,686	—	3,143,686
Spain	6,137,496	—	—	6,137,496
Switzerland	9,783,191	—	—	9,783,191
Taiwan	3,106,174	—	—	3,106,174
United Kingdom	15,658,438	—	—	15,658,438
United States	3,158,650	—	—	3,158,650

Total Common Stock	148,715,743	3,143,686	—	151,859,429

Preferred Stock	3,012,932	—	—	3,012,932
Short-Term Investment	19,133,655	—	—	19,133,655

Total Investments in Securities	$170,862,330	$3,143,686	$—	$174,006,016

†	Represents securities traded primarily outside the United States, the values of which were adjusted as a result of the market being closed on January 31, 2014. For the period ended January 31, 2014, there were no Level 3 securities.

@	At January 31, 2014, the tax basis cost of the Fund’s investments was $166,441,346, and the unrealized appreciation and depreciation were $9,635,915 and $(2,071,245), respectively.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

CMB-QH-008-1200

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR SMALL CAP FUND
JANUARY 31, 2014 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 96.1%
	Shares	Value
AEROSPACE/DEFENSE EQUIPMENT — 2.0%
Exelis	1,407,000	$27,563,130

AIR FREIGHT & LOGISTICS — 1.5%
Atlas Air Worldwide Holdings*	561,000	19,820,130

BANKS — 8.0%
Cathay General Bancorp	1,058,000	24,863,000
First Niagara Financial Group	3,061,000	26,447,040
TCF Financial	1,806,000	29,076,600
Umpqua Holdings	1,623,000	28,499,880

		108,886,520

BIOTECHNOLOGY — 2.1%
Bruker*	1,373,000	27,940,550

CHEMICALS — 4.0%
Cabot	568,500	27,668,895
Scotts Miracle-Gro, Cl A	455,000	27,022,450

		54,691,345

COMMERCIAL SERVICES & SUPPLIES — 3.5%
Brink’s	635,000	20,091,400
Tetra Tech*	937,000	27,650,870

		47,742,270

COMMUNICATIONS EQUIPMENT — 6.1%
ARRIS Group*	1,060,000	27,454,000
JDS Uniphase*	2,216,000	29,450,640
TiVo*	2,140,000	26,514,600

		83,419,240

CONSTRUCTION — 2.0%
Beacon Roofing Supply*	710,010	26,831,278

CONSTRUCTION & ENGINEERING — 2.0%
Foster Wheeler*	883,000	26,472,340

CONSUMER FINANCE — 1.9%
Air Lease, Cl A	823,000	25,908,040

ELECTRICAL EQUIPMENT — 2.2%
Regal-Beloit	396,000	29,339,640

FOOD PRODUCTS — 2.0%
Darling International*	1,366,000	26,718,960

HEALTH CARE EQUIPMENT & SUPPLIES — 3.4%
Haemonetics*	654,000	24,780,060
Integra LifeSciences Holdings*	447,000	20,767,620

		45,547,680

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR SMALL CAP FUND
JANUARY 31, 2014 (Unaudited)

COMMON STOCK — continued
	Shares	Value
HEALTH CARE PROVIDER & SERVICES — 4.4%
Health Net*	944,000	$31,048,160
Magellan Health Services*	482,000	28,838,060

		59,886,220

HEALTH CARE TECHNOLOGY — 1.5%
Quality Systems	1,110,000	20,435,100

HOTELS, RESTAURANTS & LEISURE — 1.3%
BJ’s Restaurants*	605,000	17,157,800

HOUSEHOLD PRODUCTS — 1.2%
Elizabeth Arden*	610,000	16,543,200

INSURANCE — 5.3%
Hanover Insurance Group	447,500	24,849,675
ProAssurance	588,000	27,318,480
Third Point Reinsurance*	1,248,500	19,938,545

		72,106,700

IT SERVICES — 1.6%
Unisys*	623,820	21,378,311

MACHINERY — 2.3%
Crane	153,100	9,669,796
Harsco	854,500	21,695,755

		31,365,551

MEDIA — 3.7%
Scholastic	647,000	21,344,530
SeaWorld Entertainment	890,000	28,853,800

		50,198,330

METALS & MINING — 5.1%
Carpenter Technology	475,500	27,631,305
Kaiser Aluminum	412,000	28,761,720
US Silica Holdings	444,800	13,174,976

		69,568,001

OIL, GAS & CONSUMABLE FUELS — 7.1%
Approach Resources*	871,000	17,498,390
Forum Energy Technologies*	1,011,000	25,396,320
Key Energy Services*	3,493,000	25,463,970
Western Refining	728,000	28,472,080

		96,830,760

PUBLISHING — 1.7%
Houghton Mifflin Harcourt*	1,168,000	22,472,320

RETAIL — 1.9%
Express*	1,516,000	26,257,120

SEMI-CONDUCTORS & INSTRUMENTS — 5.6%
Atmel*	321,435	2,687,197
Integrated Device Technology*	1,908,000	18,412,200

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR SMALL CAP FUND
JANUARY 31, 2014 (Unaudited)

COMMON STOCK — continued
	Shares	Value
SEMI-CONDUCTORS & INSTRUMENTS — continued
Microsemi*	1,132,000	$26,534,080
Teradyne*	1,531,500	28,807,515

		76,440,992

SOFTWARE — 3.6%
AVG Technologies*	1,199,000	.19,891,410
PTC*	799,000	28,508,320

		48,399,730

SPECIALTY RETAIL — 6.9%
ANN*	765,000	24,740,100
CST Brands	472,140	15,075,430
Genesco*	409,000	28,719,980
Group 1 Automotive	419,000	25,613,470

		94,148,980

TECHNOLOGY HARDWARE STORAGE & PERIPHERALS — 2.2%
Diebold	891,000	29,928,690

TOTAL COMMON STOCK (Cost $1,111,952,224)		1,303,998,928

SHORT-TERM INVESTMENT (A) — 4.4%
SEI Daily Income Trust Government Fund, Cl A, 0.020% (Cost $59,198,366)	59,198,366	59,198,366

TOTAL INVESTMENTS — 100.5% (Cost $1,171,150,590)†		$1,363,197,294

Percentages are based on Net Assets of $1,356,403,147.

* Non-income producing security.

(A) The rate reported is the 7-day effective yield as of January 31, 2014.

Cl — Class

As of January 31, 2014, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended January 31, 2014, there were no transfers between Level 1 and Level 2 assets and liabilities. For the period ended January 31, 2014, there were no Level 3 securities.

†	At January 31, 2014, the tax basis cost of the Fund’s investments was $1,171,150,590, and the unrealized appreciation and depreciation were $223,325,337 and $(31,278,633), respectively.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

CMB-QH-009-1300

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR AGGRESSIVE
VALUE FUND
JANUARY 31, 2014 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 83.9%
	Shares	Value
AUTOMOBILES — 8.4%
Daimler	80,000	$6,702,807
Ford Motor	488,000	7,300,480

		14,003,287

COMMERCIAL BANKS — 7.2%
Banco Bilbao Vizcaya Argentaria ADR	600,000	7,146,000
Mitsubishi UFJ Financial Group ADR	800,000	4,832,000

		11,978,000

COMMUNICATIONS EQUIPMENT — 8.1%
ARRIS Group*	200,000	5,180,000
TiVo*	675,000	8,363,250

		13,543,250

COMPUTERS & PERIPHERALS — 2.2%
EMC	150,000	3,636,000

CONSTRUCTION & ENGINEERING — 3.1%
KBR	165,000	5,164,500

CONSUMER FINANCE — 4.5%
AerCap Holdings*	200,000	7,438,000

DIVERSIFIED TELECOMMUNICATION SERVICES — 7.3%
Koninklijke KPN	1,318,083	4,928,991
Nippon Telegraph & Telephone ADR	200,000	5,392,000
Telekom Austria	209,200	1,830,084

		12,151,075

ELECTRIC EQUIPMENT & COMPONENTS — 2.3%
Hitachi	500,000	3,882,924

ENERGY EQUIPMENT & SERVICES — 14.9%
Halliburton	75,000	3,675,750
Key Energy Services*	700,000	5,103,000
PBF Energy, Cl A	325,000	8,427,250
Superior Energy Services	325,000	7,683,000

		24,889,000

HEALTH CARE EQUIPMENT & SUPPLIES — 2.2%
Abbott Laboratories	100,000	3,666,000

HOTELS RESTAURANTS & LEISURE — 2.0%
Bwin.Party Digital Entertainment	1,750,000	3,293,042

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR AGGRESSIVE
VALUE FUND
JANUARY 31, 2014 (Unaudited)

COMMON STOCK — continued
	Shares/ Contracts	Value
INTERNET SOFTWARE & SERVICES — 5.3%
Google, Cl A*	7,500	$8,857,275

MULTI-LINE RETAIL — 1.4%
Target	40,000	2,265,600

OIL, GAS & CONSUMABLE FUELS — 2.3%
Valero Energy	75,000	3,832,500

SOFTWARE — 9.5%
Activision Blizzard	425,000	7,280,250
Symantec	400,000	8,564,000

		15,844,250

TELECOMMUNICATION SERVICES — 3.2%
America Movil ADR, Ser L	250,000	5,315,000

TOTAL COMMON STOCK (Cost $124,443,153)		139,759,703

SHORT-TERM INVESTMENT (A) — 1.6%
SEI Daily Income Trust Government Fund, Cl A, 0.020% (Cost $2,701,456)	2,701,456	2,701,456

TOTAL INVESTMENTS — 85.5% (Cost $127,144,609)†		$142,461,159

PURCHASED EQUITY OPTIONS ††* — 13.0%
AUTOMOBILES — 3.0%
Daimler Chrysler AG Call, Expires: 06/21/15, Strike Price: $30.00	700	3,035,986
Ford Motor Call, Expires: 01/15/16, Strike Price: $10.00	4,000	2,024,000

		5,059,986

COMPUTERS & PERIPHERALS — 1.6%
EMC Call, Expires: 01/17/16, Strike Price: $18.00	4,000	2,740,000

ENERGY & EQUIPMENT SERVICES — 2.2%
Halliburton Call, Expires: 01/17/15, Strike Price: $20.00	1,250	3,606,250

HEALTH CARE EQUIPMENT & SUPPLIES — 1.8%
Abbott Laboratories Call, Expires: 01/17/15, Strike Price: $25.00	2,500	2,912,500

OIL, GAS & CONSUMABLE FUELS — 2.4%
Anadarko Petroleum Call, Expires: 05/17/14, Strike Price: $55.00	500	1,210,000
Valero Energy Call, Expires: 01/17/15, Strike Price: $25.00	1,000	2,800,000

		4,010,000

MULTI-LINE RETAIL — 0.7%
Target Call, Expires: 01/15/16, Strike Price: $50.00	1,200	1,140,000

SOFTWARE — 1.3%
Symantec, Call, Expires: 01/19/15, Strike Price: $15.00	3,000	2,130,000

TOTAL PURCHASED EQUITY OPTIONS (Cost $17,316,901)		$21,598,736

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR AGGRESSIVE
VALUE FUND
JANUARY 31, 2014 (Unaudited)

Percentages are based on Net Assets of $166,566,352.

* Non-income producing security.

(A) The rate reported is the 7-day effective yield as of January 31, 2014.

ADR — American Depositary Receipt

Cl — Class

Ser — Series

Equity Swaps held by the Fund at January 31, 2014, were as follows:

Company Reference	Counterparty	Termination Date	Receive/(Pay)	Number of Contracts Long (Short)	Notional Amount	Unrealized Appreciation (Depreciation)
Accenture	Goldman Sachs	06/25/2014	(1 Month LIBOR plus 0.40%)	(100,000)	$(7,556,180)	$(431,820)
Anadarko	J.P. Morgan	11/21/2014	(1 Month LIBOR plus 0.40%)	75,000	6,089,250	(37,500)
EMC	Goldman Sachs	11/21/2014	1 Month LIBOR plus 0.50%	350,000	8,502,458	(18,458)
Hitachi	Goldman Sachs	11/18/2014	1 Month LIBOR plus 0.60%	300,000	1,911,820	417,934
Misubishi UFJ Financial Group	Goldman Sachs	11/26/2014	(1 Month LIBOR plus 0.50%)	1,200,000	7,832,814	(584,814)
Morgan Stanley	Goldman Sachs	11/26/2014	(1 Month LIBOR plus 0.50%)	(36,000)	(1,056,411)	(5,949)
Nippon Telegraph & Telephone ADR	Goldman Sachs	10/09/2014	1 Month LIBOR plus 0.50%	300,000	7,824,263	263,738
Under Armour, Cl A	Goldman Sachs	02/21/2014	1 Month LIBOR plus 0.50%	(65,000)	(3,023,318)	(4,003,832)
VMware	Goldman Sachs	11/21/2014	(1 Month LIBOR plus 0.50%)	(58,500)	(4,805,902)	(467,288)

						$(4,867,989)

LIBOR — London Interbank Offered Rate

For the period ended January 31, 2014, the total notional amount of all open swap agreements, as presented in the table above, is representative of the volume of activity for this derivative type during the period.

The following is a summary of the inputs used as of January 31, 2014 in valuing the Fund’s investments and other financial instruments carried at value:

Assets	Level 1	Level 2	Level 3	Total
Common Stock	$139,759,703	$—	$—	$139,759,703
Short-Term Investment	2,701,456	—	—	2,701,456
Purchased Equity Options	21,598,736	—	—	21,598,736
Equity Swaps — Assets*	—	681,672	—	681,672

Total Investments in Securities	$164,059,895	$681,672	$—	$164,741,567

Liabilities	Level 1	Level 2	Level 3	Total
Equity Swaps — Liabilities*	$—	$(5,549,661)	$—	$(5,549,661)

	$—	$(5,549,661)	$—	$(5,549,661)

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR AGGRESSIVE
VALUE FUND
JANUARY 31, 2014 (Unaudited)

*	Equity swaps are valued at the unrealized appreciation (depreciation) on the instruments.

For the period ended January 31, 2014, there were no transfers between Level 1 and Level 2 assets and liabilities. For the period ended January 31, 2014, there were no Level 3 securities.

†	At January 31, 2014, the tax basis cost of the Fund’s investments was $127,144,609, and the unrealized appreciation and depreciation were $18,363,930 and $(3,047,380), respectively.

††	For period ended January 31, 2014, the total amount of all open purchased equity options, as presented in the Schedule of Investments, is representative of the volume of activity for this derivative type during the period.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

CMB-QH-010-1300

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR SMID FUND
JANUARY 31, 2014 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 85.6%
	Shares	Value
AIR FREIGHT & LOGISTICS — 2.2%
Expeditors International of Washington	1,495	$61,086

BANKS — 6.9%
Regions Financial	6,580	66,919
Umpqua Holdings	3,530	61,987
Zions Bancorporation	2,175	62,531

		191,437

CHEMICALS — 6.6%
Celanese, Cl A	1,180	59,755
Huntsman	2,790	61,157
Scotts Miracle-Gro, Cl A	1,045	62,062

		182,974

COMMERCIAL SERVICES & SUPPLIES — 1.8%
ADT	1,685	50,617

CONSTRUCTION & ENGINEERING — 4.5%
KBR	1,950	61,035
URS	1,250	62,750

		123,785

CONSUMER FINANCE — 2.3%
AerCap Holdings*	1,720	63,967

DIVERSIFIED FINANCIALS — 2.3%
Leucadia National	2,355	64,362

ELECTRONICS EQUIPMENT — 4.7%
Dolby Laboratories, Cl A*	1,655	67,839
Jabil Circuit	3,530	63,434

		131,273

ENERGY EQUIPMENT & SERVICES — 2.1%
Superior Energy Services	2,530	59,809

FOOD PRODUCTS — 2.2%
Darling International*	3,170	62,005

HEALTH CARE EQUIPMENT & SUPPLIES — 2.4%
CareFusion *	1,655	67,475

INSURANCE — 4.6%
Axis Capital Holdings	1,435	64,604
Reinsurance Group of America, Cl A	845	63,096

		127,700

INTERNET SOFTWARE & SERVICES — 2.5%
IAC	985	68,989

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR SMID FUND
JANUARY 31, 2014 (Unaudited)

COMMON STOCK — continued
	Shares	Value
IT SERVICES — 9.3%
Amdocs	1,555	$67,269
Global Payments	995	65,760
MAXIMUS	1,485	62,919
Vantiv, Cl A*	2,050	62,197

		258,145

LIFE SCIENCES TOOLS & SERVICES — 2.4%
PerkinElmer	1,535	66,926

MACHINERY — 6.8%
Crane	955	60,318
SPX	660	65,716
Stanley Black & Decker	805	62,307

		188,341

MARINE — 2.2%
Kirby*	600	59,874

METALS & MINING — 2.1%
Allegheny Technologies	1,840	57,850

OIL, GAS & CONSUMABLE FUELS — 6.9%
Forum Energy Technologies*	2,460	61,795
Tesoro	1,250	64,400
Whiting Petroleum*	1,105	64,510

		190,705

PERSONAL PRODUCTS — 2.1%
Coty, Cl A	4,300	58,007

PHARMACEUTICALS — 2.2%
Endo Health Solutions*	925	60,939

SOFTWARE — 2.2%
Informatica*	1,525	61,549

SPECIALTY RETAIL — 2.0%
Abercrombie & Fitch, Cl A	1,605	56,785

TEXTILES, APPAREL & LUXURY GOODS — 2.3%
PVH	520	62,852

TOTAL COMMON STOCK (Cost $2,038,458)		2,377,452

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR SMID FUND
JANUARY 31, 2014 (Unaudited)

SHORT-TERM INVESTMENT (A) — 12.3%
	Shares	Value
SEI Daily Income Trust Government Fund, Cl A, 0.020% (Cost $342,231)	342,231	$342,231

TOTAL INVESTMENTS — 97.9% (Cost $2,380,689)†		$2,719,683

Percentages are based on Net Assets of $2,779,417.

* Non-income producing security.

(A) The rate reported is the 7-day effective yield as of January 31, 2014.

Cl — Class

As of January 31, 2014, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended January 31, 2014 there were no transfers between Level 1 and Level 2 assets and liabilities. For the period ended January 31, 2014, there were no Level 3 securities.

†	At January 31, 2014, the tax basis cost of the Fund’s investments was $2,380,689, and the unrealized appreciation and depreciation were $424,396 and $(85,402), respectively.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

CMB-QH-011-0600

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR GLOBAL
SELECT FUND
JANUARY 31, 2014 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 92.7%
	Shares	Value
AEROSPACE/DEFENSE EQUIPMENT — 1.9%
BAE Systems ADR	1,270	$36,220

AUTOMOBILES — 4.0%
Daimler	490	40,964
Ford Motor	2,240	33,510

		74,474

CAPITAL MARKETS — 1.9%
Julius Baer Group Ltd. ADR	3,788	36,630

CHEMICALS — 5.3%
Asahi Kasei ADR	2,475	37,447
Celanese, Cl A	630	31,903
Koninklijke DSM ADR	1,800	29,844

		99,194

COMMERCIAL BANKS — 9.6%
Banco Bilbao Vizcaya Argentaria ADR	3,435	40,911
Barclays ADR	2,075	37,142
DBS Group Holdings ADR	675	34,519
Regions Financial	3,610	36,714
Sumitomo Mitsui Financial Group ADR	3,465	32,294

		181,580

COMMERCIAL SERVICES & SUPPLIES — 1.9%
Secom ADR	2,545	36,371

CONSTRUCTION & ENGINEERING — 1.9%
KBR	1,170	36,621

CONSUMER FINANCE — 2.1%
Capital One Financial	558	39,400

DIVERSIFIED TELECOMMUNICATION SERVICES — 2.0%
Nippon Telegraph & Telephone ADR	1,380	37,205

ENERGY EQUIPMENT & SERVICES — 3.5%
Halliburton	695	34,062
Technip ADR	1,456	31,027

		65,089

FOOD & STAPLES RETAILING — 1.9%
Seven & I Holdings Ltd. ADR	461	36,327

FOOD PRODUCTS — 1.8%
ConAgra Foods	1,095	34,810

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR GLOBAL
SELECT FUND
JANUARY 31, 2014 (Unaudited)

COMMON STOCK — continued
	Shares	Value
HEALTH CARE EQUIPMENT & SUPPLIES — 1.9%
CareFusion*	879	$35,837

HEALTH CARE PROVIDER & SERVICES — 4.0%
Aetna	550	37,581
Express Scripts Holding*	495	36,972

		74,553

HOTELS & LODGING — 1.8%
Hilton Worldwide Holdings*	1,590	34,424

HOTELS RESTAURANTS & LEISURE — 2.3%
Carnival, Cl A	1,085	42,521

HOUSEHOLD PRODUCTS — 1.9%
Procter & Gamble	465	35,628

INDUSTRIAL CONGLOMERATES — 1.9%
Koninklijke Philips	1,040	36,088

INSURANCE — 7.5%
AXA ADR	1,530	40,117
MetLife	669	32,814
Sony Financial Holdings ADR	2,107	34,091
Willis Group Holdings	795	34,233

		141,255

INTERNET SOFTWARE & SERVICES — 4.1%
Google, Cl A*	36	42,515
IAC	515	36,071

		78,586

MACHINERY — 3.8%
Komatsu Ltd. ADR	1,715	36,015
Stanley Black & Decker	455	35,217

		71,232

MEDIA — 4.1%
Comcast, Cl A	735	40,021
WPP ADR	365	38,278

		78,299

OIL, GAS & CONSUMABLE FUELS — 6.0%
Anadarko Petroleum	480	38,731
Valero Energy	740	37,814
Whiting Petroleum*	625	36,488

		113,033

PHARMACEUTICALS — 2.0%
Roche Holding ADR	541	37,112

REAL ESTATE MANAGEMENT & DEVELOPMENT — 1.7%
Mitsubishi Estate ADR	1,305	31,933

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR GLOBAL
SELECT FUND
JANUARY 31, 2014 (Unaudited)

COMMON STOCK — continued
	Shares	Value
SEMI-CONDUCTORS & INSTRUMENTS — 2.0%
Taiwan Semiconductor Manufacturing ADR	2,200	$37,224

SOFTWARE — 1.9%
Symantec	1,671	35,776

TECHNOLOGY HARDWARE STORAGE & PERIPHERALS — 1.9%
EMC	1,440	34,906

TELECOMMUNICATION SERVICES — 4.0%
America Movil ADR, Ser L	1,685	35,823
Vodafone Group ADR	1,051	38,950

		74,773

TEXTILES, APPAREL & LUXURY GOODS — 2.1%
LVMH Moet Hennessy Louis Vuitton ADR	1,085	38,572

TOTAL COMMON STOCK (Cost $1,474,488)		1,745,673

SHORT-TERM INVESTMENT (A) — 7.6%
SEI Daily Income Trust Government Fund, Cl A, 0.020% (Cost $142,872)	142,872	142,872

TOTAL INVESTMENTS — 100.3% (Cost $1,617,360)†		$1,888,545

Percentages are based on Net Assets of $1,883,055.

* Non-income producing security.

(A) The rate reported is the 7-day effective yield as of January 31, 2014.

ADR — American Depositary Receipt

Cl — Class

Ltd. — Limited

Ser — Series

As of January 31, 2014, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended January 31, 2014, there were no transfers between Level 1 and Level 2 assets and liabilities. For the period ended January 31, 2014, there were no Level 3 securities.

†	At January 31, 2014, the tax basis cost of the Fund’s investments was $1,617,360, and the unrealized appreciation and depreciation were $291,660 and $(20,475), respectively.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

CMB-QH-012-0500

Item 2.	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: March 31, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: March 31, 2014

By (Signature and Title)	/s/ Michael Lawson
Michael Lawson
Treasurer, Controller & CFO

Date: March 31, 2014